TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 17,193	SFr 15,428
Total assets of SPE	24,625	23,205
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	41,552	56,990
Total assets of SPE	41,552	56,990
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	21,939	24,856
Total assets of SPE	54,609	57,797
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	17,193	15,428
Total assets of SPE	24,625	23,205
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	41,552	56,990
Total assets of SPE	41,552	56,990
Bank | Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	21,939	24,856
Total assets of SPE	SFr 54,609	SFr 57,797